Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies
Schedule of the Partnership's future minimum contracted lease payments

Year ending December 31,	Amount
2025	142,128
2026	145,268
2027	144,252
2028	93,247
2029 and thereafter	357,380
Total	$882,275